Operating segments	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
Operating segments
15.	Operating segments
Scotiabank is a diversified financial services institution that provides a wide range of financial products and services to retail, commercial and corporate customers around the world. The Bank’s businesses are grouped into four business lines: Canadian Banking, International Banking, Global Wealth Management and Global Banking and Markets. Other smaller business segments are included in the Other segment. The results of these business segments are based upon the internal financial reporting systems of the Bank. The accounting policies used in these segments are generally consistent with those followed in the preparation of the consolidated financial statements as disclosed in Note 3 of the Bank’s audited consolidated financial statements in the 2022 Annual Report. Notable accounting measurement differences are:

•
tax normalization adjustments related to the
gross-up
of income from associated corporations. This adjustment normalizes the effective tax rate in the divisions to better present the contribution of the associated companies to the divisional results.

•
the grossing up of
tax-exempt
net interest income and
non-interest
income to an equivalent
before-tax
basis for those affected segments. This change in measurement enables comparison of net interest income and non-interest
income arising from taxable and
tax-exempt
sources.

Scotiabank’s results, and average assets and liabilities, allocated by these operating segments, are as follows:

	For the three months ended January 31, 2023
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$2,386	$1,899	$213	$454	$(383)	$4,569
Non-interest income (3)(4)	778	802	1,110	1,049	(328)	3,411
Total revenues	3,164	2,701	1,323	1,503	(711)	7,980
Provision for credit losses	218	404	1	15	–	638
Non-interest expenses	1,449	1,436	802	773	4	4,464
Provision for income taxes	410	169	133	196	198	1,106
Net income	$1,087	$692	$387	$519	$(913)	$1,772
Net income attributable to non-controlling interests in subsidiaries	$–	$38	$2	$–	$–	$40
Net income attributable to equity holders of the Bank	$1,087	$654	$385	$519	$(913)	$1,732
Average assets ($ billions)	$450	$228	$34	$481	$187	$1,380
Average liabilities ($ billions)	$357	$169	$42	$455	$282	$1,305
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $120 to arrive at the amounts reported in the Consolidated Statement of Income and differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $15; International Banking – $63, Global Wealth Management – $3, and Other – $(65).

	For the three months ended October 31, 2022
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$2,363	$1,806	$206	$492	$(245)	$4,622
Non-interest income (3)(4)	771	698	1,083	862	(410)	3,004
Total revenues	3,134	2,504	1,289	1,354	(655)	7,626
Provision for credit losses	163	355	1	11	(1)	529
Non-interest expenses	1,397	1,364	798	696	274	4,529
Provision for income taxes	404	106	127	163	(325)	475
Net income	$1,170	$679	$363	$484	$(603)	$2,093
Net income attributable to non-controlling interests in subsidiaries	$–	$36	$2	$–	$–	$38
Net income attributable to equity holders of the Bank	$1,170	$643	$361	$484	$(603)	$2,055
Average assets ($ billions)	$446	$217	$34	$461	$175	$1,333
Average liabilities ($ billions)	$347	$160	$44	$430	$278	$1,259
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $99 to arrive at the amounts reported in the Consolidated Statement of Income and differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $23; International Banking – $51, Global Wealth Management – $5, and Other – $(30).

	For the three months ended January 31, 2022
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$2,133	$1,648	$174	$373	$16	$4,344
Non-interest income (3)(4)	741	749	1,248	1,031	(64)	3,705
Total revenues	2,874	2,397	1,422	1,404	(48)	8,049
Provision for credit losses	(35)	274	(1)	(16)	–	222
Non-interest expenses	1,282	1,285	862	670	124	4,223
Provision for income taxes	426	208	146	189	(105)	864
Net income	$1,201	$630	$415	$561	$(67)	$2,740
Net income attributable to non-controlling interests in subsidiaries	$–	$85	$3	$–	$–	$88
Net income attributable to equity holders of the Bank	$1,201	$545	$412	$561	$(67)	$2,652
Average assets ($ billions)	$412	$196	$31	$444	$156	$1,239
Average liabilities ($ billions)	$320	$144	$47	$407	$247	$1,165
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $92 to arrive at the amounts reported in the Consolidated Statement of Income and differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $8; International Banking – $68, Global Wealth Management – $1, and Other – $14.